Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information
17	Segment Information

Based on the criteria established by ASC 280 ‘‘Segment Reporting’’, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance. The Group operates in six principal geographical areas— China, Hong Kong, Philippines, Singapore, Malaysia and Thailand. After divesture of China Mainland Business in 2022, most revenues from external customers are attributed to Hong Kong and Singapore, as the Group received the tuition through Hong Kong company and Singapore company, the Company reevaluated and concluded that the operating segments should be aggregated as one reportable segment as of December 31, 2023 considering these segments have similar economic characteristics and are similar in respect of the nature of products and services, the type or class of customers, the methods used to distribute the products or provide the services.

The CODM does not rely on, individual geographical business unit profit and loss statements or other measures of operating profits as the CODM does not believe they are useful or appropriate for performance assessment or resource allocation decisions for the services and products within the Company, because most of services and products are very similar in terms of generating revenue. Rather, the CODM focuses on key financial and operational data to assess the expected impact on the Company’s overall performance. This approach enabled the Company to make decisions based on long-term strategic considerations rather than the financial results of individual geographical areas.